Consolidated Statement of Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Subscriptions Receivable [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]	Noncontrolling Interest [Member]	Total
Balance at Mar. 26, 2018
Balance, shares at Mar. 26, 2018
Consolidation of One World Pharma, Inc.		(349,420)					(349,420)
Common stock sold for cash	$ 23,412	978,703	(602)				1,001,513
Common stock sold for cash, shares	23,411,905
Common stock issued for services	$ 680	284,920					285,600
Common stock issued for services, shares	680,000
Common stock issued for purchase of One World Pharma S.A.S.	$ 10,200	152,709					162,909
Common stock issued for purchase of One World Pharma S.A.S, shares	10,200,000
Contributed capital		136,440					136,440
Beneficial conversion feature on convertible note		75,000					75,000
Gain (loss) on foreign currency translation				(4,090)			(4,090)
Net loss					(1,959,982)	(101)	(1,960,083)
Balance at Dec. 31, 2018	$ 34,292	1,278,352	(602)	(4,090)	(1,959,982)	(101)	(652,030)
Balance, shares at Dec. 31, 2018	34,291,905
Beneficial conversion feature on convertible note		125,000					125,000
Gain (loss) on foreign currency translation				143,001			143,001
Cash received on subscriptions receivable of OWP Ventures, Inc.			602				602
Common stock of OWP Ventures, Inc. sold for cash	$ 3,900	1,946,100					1,950,000
Common stock of OWP Ventures, Inc. sold for cash, shares	3,900,000
Issuance of common stock of OWP Ventures, Inc. on debt conversion	$ 1,253	500,144					501,397
Issuance of common stock of OWP Ventures, Inc. on debt conversion, shares	1,253,493
Common stock issued for services, OWP Ventures, Inc	$ 30	14,970					15,000
Common stock issued for services, OWP Ventures, Inc, shares	30,000
Amortization of common stock options issued for services, OWP Ventures, Inc		88,297					88,297
Exchange of OWP Ventures, Inc. shares for One World Pharma, Inc. shares (1:1)	$ 1,323	(10,730)				101	(9,306)
Exchange of OWP Ventures, Inc. shares for One World Pharma, Inc. shares (1:1), shares	1,322,501
Common stock cancelled pursuant to merger with OWP Ventures, Inc	$ (875)	875
Common stock cancelled pursuant to merger with OWP Ventures, Inc, shares	(875,000)
Amortization of common stock options issued for services		560,958					560,958
Net loss					(2,648,744)		(2,648,744)
Balance at Jun. 30, 2019	$ 39,923	$ 4,503,966		$ 138,911	$ (4,608,726)		$ 74,074
Balance, shares at Jun. 30, 2019	39,922,899